Scudder Horizon Plan

                                   Offered by

                       Intramerica Life Insurance Company
                                   through the
                      Intramerica Variable Annuity Account

                       Supplement Dated December 21, 1999
                                     to the
                          Prospectus Dated May 1, 1999


The Customer Service address and telephone number should be deleted and replaced with the new Customer Service center information on the following pages of your prospectus and on the first page of the Statement of Additional Information:

     On the page immediately preceding page i under "To learn more..."

     Page 3, under the heading "Summary - How can I purchase the Contract?"

     Page 36, under the heading "Notices and Inquiries"

Effective immediately, the new Customer Service address and telephone number are as follows:

         New mailing address:       P.O. Box 94038
                                    Palatine, IL 60094-4038

         Overnight address:         New York Team
                                    3100 Sanders Road, M4A
                                    Northbrook, IL 60062

         Fax number:                (847) 402-4361

         Telephone number:          (800) 833-0194




                                      * * *

                This Supplement must be read in conjunction with
                               the Prospectus for
           the Intramerica Variable Annuity Account dated May 1, 1999